DEPOSITS BY BANKS (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 11,907	£ 13,993
Drawdown from TFSME	8,600	11,000
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	507	523
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	1,236	682
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	10,161	12,787
Amounts due to Santander UK subsidiaries
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 3	£ 1